CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital [member]	Share premium [member]	Reverse recapitalization reserve [Member]	Merger reserve [member]	Share-based payment reserves [Member]	Statutory reserve [member]	Capital reserve [member]	Retained Earnings [Member]	Currency translation reserve [member]	Total
Balance (Previously stated [member]) at Dec. 31, 2019								¥ (300,973)		¥ 272,893
Balance at Dec. 31, 2019	¥ 397	¥ 701,944	¥ (507,235)	¥ 58,989	¥ 125,042	¥ 135,343	¥ 61,266		¥ (1,880)
Statement Line Items
Net loss for the year								(111,508)		(111,508)
Exchange difference on transaction of financial statements of foreign operations									(91)	(91)
Total comprehensive loss for the year								(111,508)	(91)	(111,599)
Issuance of new shares for equity financing	100	7,988								8,088
Equity compensation - employee share-based compensation	4				314					318
Balance at Jun. 30, 2020	501	709,932	(507,235)	58,989	125,356	135,343	61,266	(412,481)	(1,971)	169,700
Balance at Dec. 31, 2020	591	717,808	(507,235)	58,989	126,164	135,343	61,266	(494,068)	(1,509)	97,349
Statement Line Items
Net loss for the year								(70,769)		(70,769)
Exchange difference on transaction of financial statements of foreign operations | Previously stated [member]										76
Exchange difference on transaction of financial statements of foreign operations									76
Total comprehensive loss for the year								(70,769)	76	(70,693)
Issuance of new shares for equity financing	233	29,744								29,977
Warrants exercised	106	10,287								10,393
Equity compensation - employee share-based compensation	7				825					832
Balance at Jun. 30, 2021	¥ 937	¥ 757,839	¥ (507,235)	¥ 58,989	¥ 126,989	¥ 135,343	¥ 61,266	¥ (564,837)	¥ (1,433)	¥ 67,858